Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
On May 6, 2022, Satellogic entered into an Investment Agreement with Officina Stellare S.p.A. (“OS”). OS is engaged in the design and production of telescopes, opto-mechanical and aerospace instrumentation for ground and space-based applications to purchase 5% of OS’s outstanding common shares for $3.6 million. Additionally, OS issued 524,715 stock warrants to Satellogic, giving the Company the right to convert each warrant into a single common share over a period of up to 36 months. The investment was completed on September 30, 2022.

On September 29, 2022, Satellogic entered into a $5.7 million, three-year, sales agreement to provide constellation as a service. Revenue will be recognized over the term.
On December 3, 2022, a standard form of restricted stock unit award agreement was approved under the Satellogic Inc. 2021 Incentive Compensation Plan. Consideration for the shares to be issued (“RSU Shares”) will be the service provided by recipients of the RSU Shares. The RSU Shares vest over a service period of four years.